Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2017

2018	2019	2020	2021	2022	Thereafter
$473,927	$371,167	$306,400	$308,338	$245,989	$1,300,609

Schedule of minimum lease payments
Finance lease obligations are payable as follows:

	Lease payments	Interest component	Finance lease obligations
2018	$31,447	$23,549	$7,898
2019	31,826	22,727	9,099
2020	32,213	21,756	10,457
2021	32,608	20,612	11,996
2022	33,010	19,271	13,739
Thereafter	236,772	85,719	151,053
	$397,876	$193,634	$204,242
The Company has future minimum lease payments under operating leases relating primarily to vessel charter, terminal facilities, office space, equipment and other operating lease commitments as follows:

As at December 31, 2017

2018	2019	2020	2021	2022	Thereafter
$90,820	$90,035	$56,973	$38,982	$37,858	$163,822